Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Depreciation expense of right of use assets	£ 266	£ 268	£ 193
Interest expense on lease liabilities	18	26	21
Total amount recognized in statements of operations	£ 284	£ 294	£ 214